Fair Value (Fair Value On A Nonrecurring Basis) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	$ 2,001	$ 4,449
Impaired Financing Receivable, Recorded Investment	23,366	32,960
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 8,159	$ 13,705
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing Receivable Modifications Post Modification Recorded Investment Discount For Selling And Closing Costs	6.00%